Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Measurement [Abstract]
Schedule of unobservable inputs for the asset or liability
	Level 1	Level 2	Level 3
Warrants	-	1,589	-
Financial derivative	-	133	-
Tradable warrants	1,493	-	-
Total	1,493	1,722	-

	Level 1	Level 2	Level 3
Warrants	-	-	219
SAFE	-	-	1,273

Total	-	-	1,492

Schedule of level 1 liabilities
Tradable warrants
Balance as of December 31, 2020	-

Additions	4,516
Conversion	(2,070)
Gains (losses) recognized in profit or loss	(1,120)
Adjustments arising from translating financial operation	167
Balance as of December,31 2021	1,493

Schedule of level 2 liabilities
	Warrants	SAFE	Convertible loan	Financial derivative	Total
Balance as of December 31, 2020	219	1,273	-	-	1,492
Gains (losses) recognized in profit or loss	(19)	2,330	612	450	3,373
Additions	-	4,161	3,047	310	7,518
Interest	-		60	-	60
Conversion	-	(6,680)	(3,361)	(656)	(10,697)
Adjustments arising from translating financial operation	(4)	(45)	(4)	29	(24)
Balance as of December,31 2021	196	1,039	354	133	1,722

Schedule of level 3 liability
	Convertible loan	Convertible note	Warrants	Total
December 31, 2019	(4,685)	-	-	(4,685)
Receipt	(1,021)	(1,236)	-	(2,257)
Loss due to change in fair value	(689)	-	(204)	(893)
Gains recognized in other comprehensive loss	(473)	(37)	(15)	(525)
Conversion to shares	6,868	-	-	6,868
December 31, 2020	-	(1,273)	(219)	(1,492)